                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

          Report for the calendar Year of Quarter Ended: June 30, 2010

               Check here for Amendment [ ]; Amendment Number: ___
             This Amendment (Check only one.): [ ] is a restatement.
                          [ ] adds new holding entries

       Institutional Investment Manager Filing Manager Filing This Report:

                         Name:    Southeast Asset Advisors
                         Address: 314 Gordon Avenue
                                  Thomasville, GA 31792

                         Form 13 F File Number 28-12363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                                Name:  Mark Saussy
                                Title: Managing Director
                                Phone: 229-226-8839

                      Signature, Place, and Date of Signing

            /s/ Mark C. Saussy    Thomasville, GA    16-Aug-10
            ------------------    ----------------   ---------
               [Signature]          [City, State]      [Date]

                          Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

               List of Other Managers Reporting for this Manager:
           [If there are no entries in this list, omit this section.]

      Form 13F File Number               Name
      --------------------               ----
      28-2013                      Harris Associates, LP
      28-41980                     Select Equity Group, Inc.
      28-11408                     Cornerstone Investment Partners, LLC




                                 Report Summary:

      Number of Other Included Managers:              None
                                                  -----------
      Form 13F Information Table Entry Total:          62
                                                  -----------
      Form 13F Information Table Value Total:     $108,145.90
                                                  -----------
                                                  (thousands)

                        List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE



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
                               TITLE OF                                                                 INVESTMENT       SOLE VOTING
NAME OF ISSUER                 CLASS            CUSIP         VALUE (X $1000)    AMT            SH/PRN  DISCRETION       AUTHORITY
ABBOTT LABORATORIES		COM		002824 10 0	  418.68	      8,950.00 	SH	SOLE	             8,950.00
AFLAC INC			COM		001055 10 2	2,626.89	     61,563.00 	SH	SOLE	            61,563.00
ATHENAHEALTH INC		COM		04685W 10 3       304.68	     11,660.00 	SH	SOLE	            11,660.00
BANK OF AMERICA CORPORATION	COM		060505 10 4	  321.86	     22,398.03 	SH	SOLE	            22,398.03
BARD C R INC			COM		067383 10 9	  655.13	      8,450.00 	SH	SOLE	             8,450.00
BERKSHIRE HATHAWAY INC DEL	CL B NEW	084670 70 2    15,963.18	    200,316.00 	SH	SOLE	           200,316.00
BERKSHIRE HATHAWAY INC DEL	CL A		084670 10 8    13,200.00	        110.00 	SH	SOLE	               110.00
BLOUNT INTL INC NEW		COM		095180 10 5	  304.61	     29,660.00 	SH	SOLE	            29,660.00
BROOKFIELD ASSET MGMT  INC	CL A LTD VT SH	112585 10 4	1,594.71	     70,500.00 	SH	SOLE	            70,500.00
C H ROBINSON WORLDWIDE INC	COM NEW		12541W 20 9       619.77	     11,135.00 	SH	SOLE	            11,135.00
CEMEX SAB DE CV			SPON ADR NEW	151290 88 9	1,179.08	    121,932.00 	SH	SOLE	           121,932.00
CHEVRON CORP			COM		166764 10 0	2,208.78	     32,549.00 	SH	SOLE	            32,549.00
CHURCH & DWIGHT INC		COM		171340 10 2	  417.02	      6,650.00 	SH	SOLE	             6,650.00
COCA COLA CO			COM		191216 10 0	5,673.83	    113,205.00 	SH	SOLE	           113,205.00
CONAGRA INCORPORATED		COM		205887 10 2	  262.35	     11,250.00 	SH	SOLE	            11,250.00
CONTANGO OIL & GAS COMPANY	COM NEW		21075N 20 4	  332.49	      7,430.00 	SH	SOLE	             7,430.00
CORELOGIC INC			COM		21871D 10 3	  255.89	     14,490.00 	SH	SOLE	            14,490.00
DELL INC			COM		24702R 10 1	2,902.87	    240,702.00 	SH	SOLE	           240,702.00
DENTSPLY INTL INC NEW		COM		249030 10 7	  827.31	     27,660.00 	SH	SOLE	            27,660.00
DISNEY WALT CO			COM DISNEY	254687 10 6	  711.11	     22,575.00 	SH	SOLE	            22,575.00
EXXON MOBIL CORP		COM		30231G 10 2	4,393.48	     76,984.00 	SH	SOLE	            76,984.00
FLOWERS FOODS			COM		343498 10 1    16,828.31	    688,837.97 	SH	SOLE	           688,837.97
GENERAL ELECTRIC		COM		369604 10 3	  494.32	     34,280.23 	SH	SOLE	            34,280.23
GLOBAL CROSSING LTD		SHS NEW		G3921A 17 5	  133.18	     12,600.00 	SH	SOLE	            12,600.00
GRACO INC			COM		384109 10 4       468.52	     16,620.00 	SH	SOLE	            16,620.00
GREENLIGHT CAPITAL RE LTD	CLASS A		G4095J 10 9	3,891.73	    154,495.00 	SH	SOLE	           154,495.00
HCC INS HLDGS INC		COM		404132 10 2	  289.94	     11,710.00 	SH	SOLE	            11,710.00
IDEXX LABS CORP			COM		45168D 10 4	  689.39	     11,320.00 	SH	SOLE	            11,320.00
IHS INC				CL A		451734 10 7	1,023.52	     17,520.00 	SH	SOLE	            17,520.00
INTERFACE INC			CL A		458665 10 6	  191.39	     17,820.00 	SH	SOLE	            17,820.00
INTERNATIONAL TOWER HILL MIN	COM		46051L 10 4	   66.30	     10,000.00 	SH	SOLE	            10,000.00
INTERPUBLIC GROUP COS INC	COM		460690 10 0	  711.72	     99,820.00 	SH	SOLE	            99,820.00
ISHARES TR INDEX		S&P GLB100INDX	464287 57 2	1,941.19	     38,235.00 	SH	SOLE	            38,235.00
ISHARES TR INDEX		S&P 100 IDX FD	464287 10 1	1,016.19	     21,681.00 	SH	SOLE	            21,681.00
ISHARES TR INDEX		BARCLYS TIPS BD	464287 17 6	  553.79	      5,180.00 	SH	SOLE	             5,180.00
JOHNSON & JOHNSON		COM		478160 10 4	4,289.06	     72,622.00 	SH	SOLE	            72,622.00
KIRBY CORP			COM		497266 10 6	  774.95	     20,260.00 	SH	SOLE	            20,260.00
LABORATORY CORP AMER HLDGS	COM NEW		50540R 40 9	1,028.90	     13,655.00 	SH	SOLE	            13,655.00
LEVEL 3 COMMUNICATIONS INC	COM		52729N 10 0	2,684.94	  2,463,252.00 	SH	SOLE	         2,463,252.00
MEDTRONIC INC			COM		585055 10 6	  217.08	      5,985.00 	SH	SOLE	             5,985.00
MEREDITH CORP			COM		589433 10 1	  491.23	     15,780.00 	SH	SOLE	            15,780.00
MICROSOFT CORP			COM		594918 10 4	  653.74	     28,411.29 	SH	SOLE	            28,411.29
NIGHTHAWK RADIOLOGY HLDGS IN	COM		65411N 10 5	1,241.25	    479,248.00 	SH	SOLE	           479,248.00
O REILLY AUTOMOTIVE INC		COM		686091 10 9	1,664.84	     35,005.00 	SH	SOLE	            35,005.00
PATTERSON COS INC		COM		703395 10 3	  886.86	     31,085.00 	SH	SOLE	            31,085.00
PEPSICO INC			COM		713448 10 8	1,227.23	     20,135.00 	SH	SOLE	            20,135.00
PERKINELMER INC			COM		714046 10 9	  604.91	     29,265.00 	SH	SOLE	            29,265.00
PERRIGO CO			COM		714290 10 3	  333.75	     5,650.00 	SH	SOLE	             5,650.00
POLO RALPH LAUREN CORP		CL A		731572 10 3	  741.64	     10,165.00 	SH	SOLE	            10,165.00
POOL CORPORATION		COM		73278L 10 5	  401.57	     18,320.00 	SH	SOLE	            18,320.00
PROCTER & GAMBLE CO		COM		742718 10 9	2,423.25	     40,401.00 	SH	SOLE	            40,401.00
SHERWIN WILLIAMS CO		COM		824348 10 6	1,151.67	     16,645.00 	SH	SOLE	            16,645.00
SIGMA ALDRICH CORP		COM		826552 10 1	  553.61	     11,110.00 	SH	SOLE	            11,110.00
SIGNET JEWELERS LIMITED		SHS		G81276 10 0	  919.85	     33,180.00 	SH	SOLE	            33,180.00
SYNOVUS FINANCIAL CORP		COM		87161C 10 5	  120.47	     47,431.00 	SH	SOLE	            47,431.00
TOTAL SYSTEMS SERVICES, INC.	COM		891906 10 9	  472.56	     34,747.00 	SH	SOLE	            34,747.00
TRIAD GUARANTY INC		COM		895925 10 5	    9.08	     39,461.00 	SH	SOLE	            39,461.00
VODAFONE GROUP PLC NEW		SPON ADR NEW	92857W 20 9	  221.48	     10,715.00 	SH	SOLE	            10,715.00
WABTEC CORP			COM		929740 10 8	  536.92	     13,460.00 	SH	SOLE	            13,460.00
WASHINGTON POST CO CL B		CL B		939640 10 8	  334.54	        815.00 	SH	SOLE	               815.00
WRIGHT EXPRESS CORP		COM		98233Q 10 5	  434.81	     14,640.00 	SH	SOLE	            14,640.00
YUM BRANDS INC			COM		988498 10 1	  252.51	      6,468.00 	SH	SOLE	             6,468.00

				# of Holdings 62	      108,145.90